Business combinations (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Combination, Separately Recognized Transactions [Line Items]
Revenues	$ 983	$ 560	$ 26,314	$ 33,209
Net Income/(Loss)			$ (3,754)	$ (13,624)